Offerings - Offering: 1	Oct. 13, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 62,567,793.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,579.13
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $9,579.13 was paid in connection with the filing of the Schedule TO-I by ABS Long/Short Strategies Fund (File No. 005-89250) on April 30, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.